Inventory	6 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory

6.         Inventory

Raw material inventory primarily consists of dual fuel conversion components. Work in progress includes materials, labor and direct overhead associated with incomplete dual fuel conversion projects. All inventory is valued at the lower of cost or market on the first-in first-out (FIFO) method. Inventory consists of the following:

	March 31, 2012	September 30, 2011
Raw materials	$474,124	$338,594
Work in progress	4,616	8,642
Finished goods	1,461	943
Total inventory	$480,201	$348,179